Revenues Derived from Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenue	$ 297	$ 244	$ 198
CUP Data
Related Party Transaction [Line Items]
Revenue	229	172	136
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	$ 68	$ 72	$ 62